Defined Contribution Plan - Additional Information (Details) - 401(k) Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Percentage of eligible participants of non-elective contributions	3.00%
Defined contribution amount	$ 0.8	$ 0.6